Prepaid expenses and other current assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Prepaid Expenses and other Current Assets [Abstract]
Advanced income and non-income taxes	$ 493,267		$ 648,729		$ 676,276
Deposits			349,041		342,157
Prepaid expenses			913,101		743,006
Contract assets	177,603		283,772		266,195
Advance to related party (note 28)			1,797,313
Promissory note		[1]	686,690	[1],[2]		[2]
Other receivables			284,622		222,669
Total prepaid expenses and other current assets	$ 3,375,955		$ 4,963,268		$ 2,250,303

[1]	KludeIn issued a promissory note dated as of November 18, 2022, in the aggregate principal amount of up to $686,690. The promissory note was non-interest bearing and was eliminated in consolidation upon the Business Combination.
[2]	KludeIn issued a promissory note dated as of November 18, 2022, in the aggregate principal amount of up to $686,690, to the Company to be drawn down in two instalments with $343,345 being the first installment in November 2022. No interest shall accrue on promissory note and these are payable by the KludeIn on the earlier of (a) the date that KludeIn consummates the initial business combination and (b) the date of the liquidation of the KludeIn.